Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2018	2017
Accrued payroll	$924	$928
Accrued interest	6,304	9,953
Accrued expenses	4,542	4,345
Total	$11,770	$15,226

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2018 and December 31, 2017.